Consolidated Statements of Changes in Equity - USD ($)	Total	Additional paid-in capital [Member]	Accumulated Deficit [Member]	Non-controlling interest [Member]
Beginning Balance at Dec. 31, 2018	$ 118,895,463	$ 130,577,709	$ (15,789,745)	$ 4,107,499
Net income and comprehensive income	11,627,607		9,427,978	2,199,629
Acquisition consideration (note 12)	23,437,500	23,437,500
RSUs and Warrants exercised (note 12)	1,311,146	1,311,146
Stock-based compensation expense (notes 12 and 15)	3,554,765	3,554,765
Payment to non-controlling interests (note 24)	(1,762,979)			(1,762,979)
Ending Balance at Dec. 31, 2019	157,063,502	158,881,120	(6,361,767)	4,544,149
Net income and comprehensive income	(17,668,845)		(20,397,384)	2,728,539
Stock-based compensation expense (notes 12 and 15)	2,083,914	2,083,914
Payment to non-controlling interests (note 24)	(1,747,021)			(1,747,021)
Ending Balance at Dec. 31, 2020	$ 139,731,550	$ 160,965,034	$ (26,759,151)	$ 5,525,667